Schedule of Investments(a)
September 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.59%
Advertising–2.26%
Trade Desk, Inc. (The), Class A(b)	197,131	$21,615,414
Aerospace & Defense–4.05%
Axon Enterprise, Inc.(b)	36,631	14,637,748
Curtiss-Wright Corp.	23,397	7,690,360
Howmet Aerospace, Inc.	162,705	16,311,176
		38,639,284
Apparel Retail–0.72%
Burlington Stores, Inc.(b)	26,254	6,917,404
Application Software–9.64%
AppLovin Corp., Class A(b)	20,056	2,618,311
Datadog, Inc., Class A(b)	88,208	10,149,212
Fair Isaac Corp.(b)	7,278	14,144,938
Guidewire Software, Inc.(b)	110,053	20,133,096
HubSpot, Inc.(b)	17,237	9,163,189
Manhattan Associates, Inc.(b)	33,234	9,351,383
Samsara, Inc., Class A(b)	273,157	13,144,315
Tyler Technologies, Inc.(b)	22,980	13,413,886
		92,118,330
Asset Management & Custody Banks–3.21%
Ares Management Corp., Class A	156,209	24,343,610
Blue Owl Capital, Inc.(c)	324,511	6,282,533
		30,626,143
Biotechnology–3.00%
Alnylam Pharmaceuticals, Inc.(b)(c)	35,978	9,895,029
Natera, Inc.(b)	111,994	14,217,638
Sarepta Therapeutics, Inc.(b)(c)	36,223	4,523,891
		28,636,558
Building Products–3.67%
Builders FirstSource, Inc.(b)	35,877	6,955,115
Carlisle Cos., Inc.	22,680	10,200,330
Lennox International, Inc.(c)	7,688	4,645,782
Trane Technologies PLC	34,097	13,254,527
		35,055,754
Cargo Ground Transportation–0.98%
XPO, Inc.(b)	86,863	9,338,641
Communications Equipment–2.12%
Motorola Solutions, Inc.	45,082	20,270,220
Construction & Engineering–4.05%
Comfort Systems USA, Inc.	29,044	11,337,325
EMCOR Group, Inc.	19,714	8,487,469
Quanta Services, Inc.(c)	63,416	18,907,480
		38,732,274
Construction Machinery & Heavy Transportation Equipment– 1.48%
Wabtec Corp.	77,814	14,144,251
Shares		Value
Consumer Electronics–0.69%
Garmin Ltd.	37,522	$6,604,998
Education Services–0.75%
Duolingo, Inc.(b)	25,316	7,139,618
Electrical Components & Equipment–1.67%
Vertiv Holdings Co., Class A	160,245	15,942,775
Electronic Components–1.50%
Coherent Corp.(b)	161,137	14,326,691
Electronic Equipment & Instruments–0.85%
Zebra Technologies Corp., Class A(b)	21,911	8,114,081
Electronic Manufacturing Services–0.88%
Flex Ltd.(b)	250,288	8,367,128
Environmental & Facilities Services–1.55%
Clean Harbors, Inc.(b)	61,077	14,762,922
Financial Exchanges & Data–1.54%
Tradeweb Markets, Inc., Class A	119,088	14,727,613
Footwear–1.05%
Deckers Outdoor Corp.(b)	63,058	10,054,598
Health Care Distributors–1.22%
Cencora, Inc.	51,617	11,617,954
Health Care Equipment–0.48%
Insulet Corp.(b)	19,882	4,627,535
Health Care Facilities–4.27%
Encompass Health Corp.	190,954	18,453,794
Tenet Healthcare Corp.(b)	134,524	22,357,889
		40,811,683
Health Care REITs–0.49%
Ventas, Inc.	73,267	4,698,613
Health Care Supplies–1.76%
Cooper Cos., Inc. (The)(b)	152,755	16,854,987
Homebuilding–1.51%
PulteGroup, Inc.	100,272	14,392,040
Homefurnishing Retail–1.23%
Williams-Sonoma, Inc.	75,906	11,759,357
Hotels, Resorts & Cruise Lines–2.25%
Hilton Worldwide Holdings, Inc.	93,073	21,453,326
Independent Power Producers & Energy Traders–0.76%
Vistra Corp.	61,163	7,250,262
Industrial Machinery & Supplies & Components–2.81%
Ingersoll Rand, Inc.	51,116	5,017,547
ITT, Inc.	86,857	12,985,990
Parker-Hannifin Corp.	14,014	8,854,325
		26,857,862

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Discovery Mid Cap Growth Fund

Shares		Value
Insurance Brokers–1.85%
Arthur J. Gallagher & Co.	28,009	$7,880,892
Brown & Brown, Inc.	94,360	9,775,696
		17,656,588
Internet Services & Infrastructure–1.39%
GoDaddy, Inc., Class A(b)	84,720	13,282,402
Investment Banking & Brokerage–2.46%
Evercore, Inc., Class A	62,212	15,760,788
Jefferies Financial Group, Inc.(c)	125,162	7,703,721
		23,464,509
IT Consulting & Other Services–0.85%
Gartner, Inc.(b)	16,013	8,114,748
Life Sciences Tools & Services–2.32%
Bruker Corp.(c)	81,529	5,630,393
ICON PLC(b)	57,693	16,575,776
		22,206,169
Marine Transportation–0.52%
Kirby Corp.(b)	40,530	4,962,088
Movies & Entertainment–1.80%
Spotify Technology S.A. (Sweden)(b)	46,705	17,212,194
Oil & Gas Equipment & Services–0.63%
TechnipFMC PLC (United Kingdom)	230,161	6,037,123
Oil & Gas Exploration & Production–0.50%
Diamondback Energy, Inc.	27,850	4,801,340
Oil & Gas Storage & Transportation–2.03%
Targa Resources Corp.	130,731	19,349,495
Paper & Plastic Packaging Products & Materials–1.90%
Avery Dennison Corp.	52,448	11,578,421
Packaging Corp. of America	30,488	6,567,115
		18,145,536
Property & Casualty Insurance–1.46%
Arch Capital Group Ltd.(b)	124,835	13,966,540
Real Estate Services–1.90%
Jones Lang LaSalle, Inc.(b)(c)	67,197	18,130,423
Research & Consulting Services–0.79%
Parsons Corp.(b)(c)	72,722	7,539,817
Restaurants–3.08%
Cava Group, Inc.(b)	77,457	9,593,049
Texas Roadhouse, Inc.	85,593	15,115,724
Wingstop, Inc.	11,325	4,712,106
		29,420,879
Semiconductor Materials & Equipment–1.80%
Nova Ltd. (Israel)(b)	33,047	6,885,012
Onto Innovation, Inc.(b)	24,164	5,015,480
Shares		Value
Semiconductor Materials & Equipment–(continued)
Teradyne, Inc.	39,461	$5,285,012
		17,185,504
Semiconductors–4.65%
Astera Labs, Inc.(b)(c)	137,617	7,209,755
MACOM Technology Solutions Holdings, Inc.(b)(c)	138,781	15,440,774
Monolithic Power Systems, Inc.	23,539	21,761,805
		44,412,334
Steel–0.87%
Steel Dynamics, Inc.	65,570	8,267,066
Systems Software–1.92%
CyberArk Software Ltd.(b)	46,450	13,545,284
Monday.com Ltd.(b)	17,093	4,747,923
		18,293,207
Trading Companies & Distributors–2.11%
FTAI Aviation Ltd.(c)	39,711	5,277,592
United Rentals, Inc.	18,393	14,893,364
		20,170,956
Transaction & Payment Processing Services–1.32%
Fidelity National Information Services, Inc.	73,595	6,163,581
Toast, Inc., Class A(b)	227,219	6,432,570
		12,596,151
Total Common Stocks & Other Equity Interests (Cost $703,272,683)		941,673,385
Money Market Funds–1.47%
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(d)(e)	5,019,656	5,019,656
Invesco Treasury Portfolio, Institutional Class, 4.78%(d)(e)	9,046,154	9,046,154
Total Money Market Funds (Cost $14,065,810)		14,065,810
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $717,338,493)		955,739,195
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.39%
Invesco Private Government Fund, 4.96%(d)(e)(f)	14,342,803	14,342,803
Invesco Private Prime Fund, 5.02%(d)(e)(f)	37,132,204	37,147,057
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $51,491,233)		51,489,860
TOTAL INVESTMENTS IN SECURITIES–105.45% (Cost $768,829,726)		1,007,229,055
OTHER ASSETS LESS LIABILITIES—(5.45)%		(52,021,960)
NET ASSETS–100.00%		$955,207,095
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Discovery Mid Cap Growth Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,828,110	$92,035,732	$(92,844,186)	$-	$-	$5,019,656	$307,490
Invesco Liquid Assets Portfolio, Institutional Class	3,888,914	40,800,333	(44,687,204)	(1,592)	(451)	-	153,899
Invesco Treasury Portfolio, Institutional Class	6,660,696	133,689,458	(131,304,000)	-	-	9,046,154	407,804
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,584,849	274,964,570	(275,206,616)	-	-	14,342,803	600,501*
Invesco Private Prime Fund	37,503,902	518,335,910	(518,679,278)	(4,311)	(9,166)	37,147,057	1,613,832*
Total	$68,466,471	$1,059,826,003	$(1,062,721,284)	$(5,903)	$(9,617)	$65,555,670	$3,083,526

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Discovery Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$941,673,385	$—	$—	$941,673,385
Money Market Funds	14,065,810	51,489,860	—	65,555,670
Total Investments	$955,739,195	$51,489,860	$—	$1,007,229,055
Invesco V.I. Discovery Mid Cap Growth Fund